Offsets	Oct. 26, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	DeFi Capital Markets, Inc.
Form or Filing Type	S-1
File Number	333-297385
Initial Filing Date	Jul. 10, 2026
Fee Offset Claimed	$ 903.76
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	10,600
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 41,022,000.00
Offset Note	The registrant changed its name from Universal Safety Products, Inc. to DeFi Capital Markets, Inc., effective October 19, 2026.
Termination / Withdrawal Statement	A filing fee of $5,665.14 was previously paid in connection with the Prior Registration Statement. The registrant withdrew the Prior Registration Statement by filing a Form RW on October 5, 2026. As the Prior Registration Statement was not declared effective, no securities were sold thereunder. Accordingly, pursuant to Rule 457(p), $5,665.14 is available to offset the fee currently due and additional fees that may be due for future registration statements. As the total filing fee required for this Registration Statement is $903.76, taking into consideration the available offset of $5,665.14 from the Prior Registration Statement, there is no net fee due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	DeFi Capital Markets, Inc.
Form or Filing Type	S-1
File Number	333-297385
Filing Date	Jul. 10, 2026
Fee Paid with Fee Offset Source	$ 903.76